Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Shareholders' Equity	SHAREHOLDERS’ EQUITY
A.    SHARE CAPITAL

Ordinary shares confer upon their holders voting rights and the right to receive dividends.

On May 23, 2025, the Company issued 1,570,267 ordinary shares at a price of $375 per ordinary share, for the net proceeds of approximately $573,000 after deducting issuance expenses of approximately $15,000. All ordinary shares are listed for trading on the Nasdaq Global Select Market.

B.    EQUITY INCENTIVE PLANS

2018 Equity incentive plan for executive officers:

In 2018 the Company's Board of Directors approved the 2018 Equity Incentive Plan for Executive Officers (the “2018 Equity Plan”). Under the 2018 Equity Plan, the Company may allocate options to its Israeli resident executive officers, subject to receipt of approvals as required under Israeli Law (options). Options are to be exercised using a “Net-Exercise Mechanism”, which entitles the recipients to exercise the options for an amount of shares reflecting only the benefit factor.

In 2018, the Board approved a pool of 1,000,000 Options. In February 2021, the Board approved amendments to the 2018 Equity Plan that increased the pool of options permitted to be granted under the 2018 Equity Plan to 1,500,000 options (an increase of 500,000 Options) and extended the duration of the 2018 Equity Plan by an additional 3 years.
In February 2024, the Board further increased the pool of options permitted to be granted under the 2018 Equity Plan to 2,300,000 (an increase of 800,000 Options), and made additional amendments to the 2018 Equity Plan (the Second Amendment), as reflected below.

The exercise price of an option is denominated in U.S. dollars and is the higher of:
(1)    The average of the closing share price of Elbit Systems ordinary shares on the TASE, during the period of thirty (30) trading days preceding, but not including, the Date of the Board Resolution, converted into U.S. dollars by applying the average representative U.S. dollar - NIS exchange rate during such thirty (30) trading days period; or
(2)     The closing share price of our ordinary shares on the TASE on the last trading date preceding the Date of the Board Resolution, converted into U.S. Dollars by applying the representative U.S. dollar - NIS exchange rate most recently published by the Bank of Israel prior to the Date of the Board Resolution.

The Date of the Board Resolution is, unless otherwise determined by the Board, the date on which the grant of the Options was approved by the Board.

The grant date of Options to a recipient is determined to be the latest of (the Grant Date):
(1)     The Date of the Board Resolution;
(2) The first trading day after a period of thirty (30) days has elapsed from the date the 2018 Equity Plan is filed with the Israeli Tax Authorities; or
(3) Where applicable, the date on which the required corporate approvals have been obtained and/or other conditions set by the Board have been met.

Unless otherwise determined by the Board, the Options under the 2018 Equity Plan vest, subject to continued employment of the participant with the Company or a subsidiary, as follows:
(1) for Options granted prior to the Second Amendment, forty percent (40%) on the second anniversary of the Grant Date, with the remaining sixty percent (60%) of the Options vesting twenty percent (20%) each on the third, fourth and fifth anniversary of the Grant Date, respectively.
(2) for Options granted on or after the Second Amendment, forty percent (40%) on the second anniversary of the Grant Date, with the remaining sixty percent (60%) of the Options vesting thirty percent (30%) each on the third and fourth anniversary of the Grant Date, respectively.
Note 22 - SHAREHOLDERS’ EQUITY

B.    EQUITY INCENTIVE PLANS (Cont.)

2018 Equity incentive plan for executive officers (Cont.):

The 2018 Equity Plan includes customary terms such as adjustments for capital modifications (reverse stock split, stock split, etc.), rights offering restructuring (split, merger, etc.). Under the 2018 Equity Plan, vesting of a participant’s Options granted prior to the Second Amendment will be fully accelerated in case his or her employment is terminated by the Company without cause within a period of twelve (12) months following any change of control over the Company. The 2018 Equity Plan also allows, subject to approvals of the Compensation Committee and the Board, acceleration, continued vesting and exercisability of the Options, as well as post-termination exercise periods, in case of termination of employment without cause, or as a result of death or disability.
In November 2025, our Board approved an extension of the expiration date until July 2027 for approximately 175,000 options previously granted to executive officers under the 2018 Option Plan which were expected to expire during 2026.
In November 2025, our Board approved an additional amendment to the 2018 Equity Plan (the Third Amendment), extending the expiration date of any Options granted on or after such date to 63 months following the Grant Date.

As of December 31, 2025, there were approximately 34,000 Options available for future grants under the 2018 Equity Incentive Plan.

2022 Equity incentive plan for employees:

On January 16, 2022, our Board approved the 2022 Equity Incentive Plan for Employees for a period of seven years. Under the Employees Plan, the Company may allocate options to employees of Elbit Systems and its wholly owned subsidiaries. The options are to be exercised using a “Net-Exercise Mechanism”, which entitles the recipients to exercise the options for an amount of shares reflecting only the benefit factor. The Board approved an option pool of 1,100,000 options that may be granted under the Employees Plan. In February 2024, the Board approved an increase of the option pool to 2,050,000 (an increase of 950,000 options that may be granted under the Employees Plan).
Options to Israeli Employees (as defined under the Employees Plan) are granted under the provisions of Section 102 of the Israeli Income Tax Ordinance [New Version] of 1961, with respect to the “capital gain tax route”, as well as in compliance with the Israeli Income Tax Rules (Tax Relief in Issuance of Shares to Employees) 2003, as amended from time to time.

The exercise price of an option is denominated in U.S. dollars and is the higher of:
(1)    The average of the closing share price of Elbit Systems ordinary shares on the TASE, during the period of thirty (30) trading days preceding, but not including, the Grant Date (as defined below), converted into U.S. dollars by applying the average representative U.S. dollar - NIS exchange rate during such thirty (30) trading days period; or
(2)    The closing share price of our ordinary shares on the TASE on the last trading date preceding the Grant Date, converted into U.S. dollars by applying the representative U.S. dollar - NIS exchange rate most recently published by the Bank of Israel prior to the Grant Date.

The Grant Date of options to a recipient is determined to be the later of:
(1)    The date on which the grant of the options to a participant was approved by the administrator of the plan; or
(2)     The first trading day after a period of thirty (30) days has elapsed from the date the Employees Plan is filed with the Israeli Tax Authorities; unless otherwise determined by the Board or required under applicable law.

Granted options vest, subject to continued employment of the participant with the Company or a subsidiary, as follows: forty percent (40%) on the second anniversary of the Grant Date, with the remaining sixty percent (60%) of the Options vesting thirty percent (30%) each on the third and fourth anniversary of the Grant Date, respectively.
In November 2025, the Board approved an amendment to the Employees Plan, extending the expiration date of any options granted on or after such date to 63 months following the Grant Date.

The Employees Plan includes customary terms such as adjustments for capital modifications (reverse stock split, stock split, etc.), and rights offering restructuring (split, merger, etc.). The Employees Plan also allows, subject to approvals as set forth in the Employees Plan, acceleration, continued vesting and exercisability of the options, as well as post-termination exercise periods, in case of termination of employment without cause, or as a result of death or disability.

As of December 31, 2025, there were approximately 215,000 Options available for future grants under the Employees Plan.
Note 22 - SHAREHOLDERS’ EQUITY (Cont.)

B.    EQUITY INCENTIVE PLANS (Cont.)

The fair value based cost of employee stock options is estimated at the grant date using a lattice-based option valuation model. During the years ended 2025 and 2024, the Company granted 121,200 and 1,743,650 options, respectively.
The valuation includes the following weighted average assumptions:

	Year ended December 31, 2025	Year ended December 31, 2024
Dividend yield	1.94%	1.94%
Expected volatility	29.74%	27.83%
Risk-free interest rate	3.66%	4.07%
Contractual life	4.64 years	4.25 years
Forfeiture rate	10.00%	10.00%
Suboptimal factor	1.25	1.25

Because lattice-based option valuation models incorporate ranges of assumptions for inputs, the averages of those ranges are disclosed. Expected volatilities are based on implied volatilities from the historical volatility of Elbit Systems Ltd.’s stock and other factors. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The average of the range, given above, results from certain groups of employees exhibiting different behavior. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant for periods within the contractual life of the option. The dividend yield assumption is based on historical dividends.

The following is a summary of Elbit Systems' options activity under the equity incentive plans:

	Number of options 2025	Weighted average exercise price 2025	Number of options 2024	Weighted average exercise price 2024
Outstanding - beginning of the year	2,863,082	186.90	1,452,821	163.30
Granted	121,200	497.50	1,743,650	201.53
Exercised	(546,724)	157.94	(293,049)	156.89
Forfeited	(29,140)	196.01	(40,340)	187.20
Outstanding - end of the year	2,408,418	208.99	2,863,082	186.90

Aggregate intrinsic value of outstanding options as of December 31, 2025, was $805,958. The aggregate intrinsic value represents the total intrinsic value (the difference between Elbit Systems’ closing stock price on the last trading day of the fourth quarter of the applicable fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2025. This amount changes, based on the market price of the Company’s stock and the average exercise price of in-the-money options.

As of December 31, 2025, there was $56,141 of total unrecognized compensation cost related to share-based compensation arrangements granted under the Equity Incentive Plans. That cost is expected to be recognized over a weighted average period of 3 years.

As of December 31, 2025, 2,408,418 options were vested and expected to be vested at a weighted average exercise price of $208.99 per share. The weighted average remaining contractual life of exercisable options as of December 31, 2025, is approximately 3 years.
Note 22 - SHAREHOLDERS’ EQUITY (Cont.)

C.     OUTSTANDING OPTIONS AND COMPENSATION EXPENSES

Compensation expenses related to the Equity Incentive Plans amounted to $26,391, $15,760 and $12,141 for the three years ended December 31, 2025, 2024 and 2023 respectively, which were recognized, as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Cost of revenues	$3,960	$2,365	$1,822
General and administration expenses	22,431	13,395	10,319
	$26,391	$15,760	$12,141

D.    COMPUTATION OF EARNINGS PER SHARE

Computation of basic and diluted net earnings per share:

	Net income to shareholders of ordinary shares Year ended December 31, 2025	Weighted average number of shares (*) Year ended December 31, 2025	Per share amount Year ended December 31, 2025	Net income to shareholders of ordinary shares Year ended December 31, 2024	Weighted average number of shares (*) Year ended December 31, 2024	Per share amount Year ended December 31, 2024
Basic net earnings	$534,339	45,710	$11.69	$321,138	44,480	$7.22
Effect of dilutive securities:
Employee stock options	—	1,208	(0.30)	—	229	(0.04)
Diluted net earnings	$534,339	46,918	$11.39	$321,138	44,709	$7.18

(*) In thousands.
Note 22 - SHAREHOLDERS’ EQUITY (Cont.)

E.    2018 PHANTOM BONUS RETENTION PLAN

In 2018, the Company’s Board of Directors approved a “Phantom Bonus Retention Plan” for Senior Managers (the “2018 Phantom Plan”).

The 2018 Phantom Plan provides for phantom bonus units which entitle the recipients to receive payment in cash of an amount reflecting the “benefit factor”, which is linked to the performance of Elbit Systems’ stock price in the TASE over the applicable periods (tranches) under the 2018 Phantom Plan. As of December 31, 2025, 678,100 phantom bonus units of the Plan were granted with a weighted average basic price per unit, as defined in the Plan, of $139.51.

The benefit earned for each year of a tranche is the difference between the basic price and the closing price of the Company’s share for that year, as defined in the 2018 Phantom Plan, not to exceed an increase of 100% in the Company's share price from the basic price of the first year of a tranche.

The Company recorded an amount of approximately $1,868, $1,101 and $10,589, during the three years ended December 31, 2025, 2024 and 2023, respectively, as compensation costs related to the phantom bonus units granted under the 2018 Phantom Plan, as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Cost of revenues	$1,481	$575	$6,164
General and administration expenses	281	460	2,635
Marketing and selling	106	66	1,790
	$1,868	$1,101	$10,589

F.    DIVIDEND POLICY
Dividends declared by Elbit Systems are paid subject to statutory limitations.